CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 26, 2019 USD ($) $ / shares shares	Apr. 17, 2019 USD ($) $ / shares shares	Jan. 09, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Maximum financing used for the issuance of warrants | ¥							¥ 60,000
Warrants exercise price (in percent)							160.00%
Deemed distribution				$ 306	¥ 2,127
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued (in shares) | shares			6,809
Shares issued, price per share (in dollars per share) | $ / shares			$ 734.37
Aggregate purchase consideration			$ 5,000
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				4,864	33,861	¥ 1,387,421
Cash proceeds, net of issuance costs			4,940
Issuance costs			60
Fair value			5,362
Deemed distribution			$ 317
Series B-1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued (in shares) | shares	15,211	173,182
Shares issued, price per share (in dollars per share) | $ / shares	$ 587.49	$ 865.91
Aggregate purchase consideration	$ 8,936	$ 149,960
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs		149,885		$ 153,104	¥ 1,065,882
Issuance costs		$ 75